Warrants (Details1)	Aug. 31, 2022 shares
Warrant outstanding, beginning	21,160,314
Warrant outstanding, ending	21,160,314
Firm Warrants 2018 [Member]
Warrant outstanding, beginning	20,000,000
Warrant outstanding, ending	20,000,000
October 2018 Placement Agent Warrants [Member]
Warrant outstanding, beginning	1,160,314
Warrant outstanding, ending	1,160,314